WARRANTS	12 Months Ended
Dec. 31, 2023
Warrants
WARRANTS

NOTE 15 – WARRANTS

On February 9, 2022, the Company and the SPA Investors entered into the A&R SPA (See Note 4) pursuant to which the Company agreed to, among other things, issue four series of warrants (Series A, Series B, Series C and Series D) to purchase an aggregate of 65,111 of the Company’s ordinary shares. These warrants will remain exercisable for a period of seven years after issuance. The exercise price of Series A, Series B, Series C and Series D Warrants are $330.00, $264.00, $165.00, $247.50 per ordinary share, respectively, subject to customary adjustments for stock splits, dividends, rights offerings, pro rata distributions and fundamental transactions.

On February 9, 2022, the Company and the PIPE Investors entered into a Securities Purchase Agreement pursuant to which the Company agreed to sell and issue to the PIPE Investors an aggregate of 1,060,606 restricted Series B Preferred Shares along with Series A warrants to purchase 10,606 of the Company’s ordinary shares, in a private placement for an aggregate purchase price of $3,500,000 upon closing of the Merger (See Note 4).

The following assumptions were used when calculating the fair value of the Series A, B, C and D Warrants:

Exercise price of the warrants	$165.00-330.00
Contractual life of the warrants	7 years
Current value of the underlying share	$263.00
Expected volatility	88.05%
Expected dividend yield	0.00%
Risk-free interest rates	1.98%

FREIGHT TECHNOLOGIES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 15 – WARRANTS (CONTINUED)

On July 12, 2022, the Company entered into a securities amendment agreement with holders of the Company’s Series Seed, Series A1-A, Series A2, Series A4 Preferred Shares, Series B Preferred Shares and Series A, B, C and D warrants issued pursuant to the A&R SPA dated February 9, 2022 (the “Warrants”). The securities amendment agreement amended several terms of the Preferred Shares and the Warrants, including conversion terms. See Note 17 for further details.

As part of the October 27, 2022 securities purchase agreement, as described in Note 17, the Company issued 4,000 ordinary shares and 21,000 ordinary shares upon the exercise of warrant at an exercise price of $0.10 per share, for a total consideration of $1,002,100.

As part of the 2023 Convertible Note agreement described in Note 11, the Company issued to the Noteholder a warrant (the “January Warrant”) to purchase up to 286,670 of its Ordinary shares at an exercise price of $150.00. The January Warrant carries a cashless exercise feature in which if the resale by the Noteholder of the warrant shares issuable upon exercise of this warrant are not available to be issued to the Noteholder without legend or other restrictions, the Noteholder can elect to receive upon such exercise the higher of (i) 0.85 Ordinary shares per warrant share, or 243,669 Ordinary shares in such exercise and (ii) “Net Number” of Ordinary shares (as defined in the warrant agreement). The January Warrant expires on January 3, 2033.

In order to incentivize the 2023 Convertible Note Noteholder to convert its note and as part of the Second Debt Modification Agreement, on June 30, 2023, the Company issued to the Noteholder a warrant to purchase 25,000 Ordinary Shares at $4.00 per share (“June Warrant”) (see Note 11). The June Warrant is valid from June 30, 2023 through June 30, 2033 and has a cashless exercise feature.

As additional consideration for a draw down under the 2023 Convertible Note on November 30, 2023 (see Note 11), the Company issued a warrant to purchase 366,303 Ordinary Shares at an exercise price of $150.00 per share to the Noteholder (the “November Warrant”). The November Warrant carries a cashless exercise feature in which if the warrant shares issuable upon exercise of the warrant are not available to be issued to the Noteholder without legend or other restrictions, the holder can elect to receive upon such exercise the higher of (i) 1 ordinary share per warrant share, equal to 366,303 Ordinary shares in such exercise and (ii) “Net Number” of Ordinary Shares (as define in the warrant agreement). The November Warrant expires on November 30, 2033. The Warrant agreement does not provide unconditional or conditional obligation requiring the issuer to redeem the instrument, which are different from the rights provided to all Ordinary stockholders in a fundamental transaction. The Company’s only commitment in such transaction is that the successor entity is a public entity which assumes the warrant obligations.

As additional consideration for a draw down under the 2023 Convertible Note on December 18, 2023, the Company issued a warrant to purchase 25,000 Ordinary Shares at an exercise price of $4.00 per share to the Noteholder (the “First December Warrant”). The First December Warrant is valid for a period of 10 years from the issuance date and has a “cashless” exercise feature.

In order to incentivize the 2023 Convertible Note Noteholder to convert its note, on December 20, 2023 the Company issued to the Noteholder a warrant to purchase 25,000 Ordinary Shares at $4.00 per share (the “Second December Warrant”). The Second December Warrant is valid through June 30, 2033 and has a “cashless” exercise feature.

In accordance with the warrants agreements and effective for all of the warrants issued during the year ended December 31, 2023, the Company shall not effect the exercise of any portion of the warrant, and the Noteholder shall not have the right to exercise any portion of the warrant if, to the extent that after giving effect to such exercise, the Noteholder would beneficially own in excess of 4.99% or by election 9.99% of the ordinary shares outstanding immediately after giving effect to such exercise.

FREIGHT TECHNOLOGIES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 15 – WARRANTS (CONTINUED)

The warrants issued during the year ended December 31, 2023 are classified as a component of permanent stockholders’ equity within additional paid-in-capital because they are freestanding financial instruments that are legally detachable and separately exercisable from the equity instruments, are immediately exercisable, do not embody an obligation for the Company to repurchase its shares, permit the holders to receive a fixed number of common shares upon exercise, are indexed to the Company’s common stock and meet the equity classification criteria. In addition, such warrants do not provide any guarantee of value or return.

The fair value of the warrants upon issuance was estimated using the Black-Scholes option pricing model using the following weighted-average assumptions:

Risk-free interest rate	3.72%-4.28%
Remaining contractual term of warrants (years)	10
Expected volatility	60%-65%
Annual dividend yield	0.00%
Fair value of common stock (per share)	$3.60-$21.10
Exercise price	$4.00-$150

The table below summarizes the Company’s warrant activities:

	Number of Ordinary Shares Warrants (*)	Number of Series A, B, C, D Warrants (*)	Number of Series Seed Shares Warrants	Exercise Price Range Per Share	Weighted Average Exercise Price
Balance at December 31, 2021	52	-	4,165	$18.00 to 867.13	28.51
Granted	21,000	84,505	-	0.10 to 330.00	193.92
Forfeited	-	-	-	-	-
Converted	-	(5,133)	-	165.00 to 330.00	210.03
Exercised	(21,000)	-	-	0.10	0.10
Balance at December 31, 2022	52	79,372	4,165	18.00 to 867.13	233.28
Granted	727,973	-	-	4.00 to 150.00	134.96
Forfeited	-	-	-	-	-
Converted	-	(66,044)	-	165.00 to 330.00	247.88
Exercised	-	-	-	-
Balance at December 31, 2023	728,025	13,328	4,165	$4.00 to 867.13	$136.66

(*)	Only ordinary shares were adjusted in the February 5, 2024 reverse stock split.

Series A, B, C, and D Warrants conversion price are 0.779, 0.816, 0.888, 0.826, respectively. During the year ended December 31, 2022, 171 Series A Warrants were converted to 133 ordinary shares based on a conversion price of 0.779, 2,502, Series C Warrants were converted to 2,222 ordinary shares based on a conversion price of 0.888 and 2,460 Series D Warrants were converted to 2,032 ordinary shares based on a conversion price of 0.826.

During the year ending December 31, 2023, 15,507 Series A Warrants were converted to 12,080 ordinary shares based on a conversion price of 0.779, 3,957 Series B Warrants were converted to 3,229 ordinary shares based on a conversion price of 0.816, 15,991 Series C Warrants were converted to 14,200 ordinary shares based on a conversion price of 0.888 and 30,590 Series D Warrants were converted to 25,267 ordinary shares based on a conversion price of 0.826.